Long-term investments (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Investments [Line Items]
Cost method investments	$ 13,503	¥ 97,062	¥ 97,062
Investment 1 [Member]
Schedule of Investments [Line Items]
Impairment allowance	74,291	534,031
Investment 2 [Member]
Schedule of Investments [Line Items]
Impairment allowance	$ 79,142	¥ 568,907